Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                March 4, 2004

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  AllianceBernstein Institutional Funds, Inc.
              (File Nos. 333-37177 and 811-08403)

Ladies and Gentlemen:

         On behalf of AllianceBernstein Institutional Funds, Inc. (the "Company"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the various portfolios of the Company and the Statements of Additional Information for the AllianceBernstein Premier Growth Institutional Fund and the AllianceBernstein Special Equity Institutional Fund of the Company that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company's registration statement. The post-effective amendment for the Company was filed electronically with the Securities and Exchange Commission on February 27, 2004.

                                                Sincerely,


                                                /s/ Nora L. Sheehan
                                                ---------------------
                                                    Nora L. Sheehan



00250.0157 #468548